Share-Based Compensation - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Sep. 30, 2000 2000 Option Plan [Member]	Jul. 31, 2006 2000 Option Plan [Member]	Feb. 29, 2004 2000 Option Plan [Member]	Apr. 30, 2009 2009 Option Plan [Member]	Dec. 31, 2011 2009 Option Plan [Member]
Share-Based Compensation [Line Items]
Common shares reserved for issuance under share option plan					4,010,666	7,530,578	5,530,578	5,000,000	10,000,000
Expiration term of share options from date of grant					6 years			6 years
Intrinsic value of options	$ 13,567	84,524	41,546	120,424
Unrecognized share-based compensation cost related to non-vested share options	24,466	152,426
Weighted average vesting period	2 years 9 months 7 days	2 years 9 months 7 days
Cash received from the exercise of share options	6,391	39,818
Share-based compensation expense	8,112	50,538	37,974	23,962
Fair value of share options vested	$ 8,545	53,236	29,059	21,153